Schedule of computation of basic and diluted income (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Denominator:
Net income attributable to Lucas GC Limited	$ 5,451	¥ 39,789	¥ 77,668	¥ 36,142
Accretion of subsidiary’ redeemable preferred shares to redemption value				(2,906)
Net income attributable to Lucas GC Limited's ordinary shareholders	$ 5,451	¥ 39,789	¥ 77,668	¥ 33,236
Weighted average ordinary shares outstanding - basic	79,289,136	79,289,136	78,063,300	78,063,300
Weighted average ordinary shares outstanding - diluted	79,289,136	79,289,136	78,063,300	78,063,300
Income per ordinary share basic | (per share)	$ 0.07	¥ 0.50	¥ 0.99	¥ 0.43
Income per ordinary share diluted | (per share)	$ 0.07	¥ 0.50	¥ 0.99	¥ 0.43